NOTE PAYABLE - RELATED PARTY (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
NOTE PAYABLE - RELATED PARTY
Gross principal value of note payable - related party	$ 1,681,755	$ 1,681,755
Unamortized loan discounts	0	(259,617)
Total notes payable - related party, Net	$ 1,681,755	$ 1,422,138